October 11, 2017

U. S. Securities & Exchange Commission
100 F Street, N. E.
Washington, DC 20549

Re:	Vanguard World Fund (the "Trust")
File No. 2-17620

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Paul W. Scott
Senior Counsel
The Vanguard Group, Inc.

cc: Lisa N. Larkin
U. S. Securities & Exchange Commission